Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill

Accounting Policy

Intangible assets and Goodwill

Intangible assets are recorded at cost less accumulated amortization and any impairment losses. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is calculated on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any, over the following terms:

Customer relationships Health Canada licenses Other operating licenses Patents ERP software	20 years Earlier of the license expiration date or Useful life of the facility 10 years 10 years 5 years

The estimated useful lives, residual values and amortization methods are reviewed annually and adjusted if appropriate. Intangible assets with an indefinite life or not yet available for use are not subject to amortization.

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized as research and development expenses as incurred. Capitalized deferred development costs are internally generated intangible assets.

  Non-financial Assets
At each reporting date, Aurora assesses whether there is an indication that a non-financial asset may be impaired. If such indicator exists, the asset’s recoverable amount is estimated. Goodwill and intangible assets with an indefinite life are tested for impairment annually and when indicators of impairment exist.

For impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the higher of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and then risks specific to the asset or CGU.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

An impairment loss is the amount by which the operating segment or CGU’s carrying amount exceeds its recoverable amount. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying value of assets in the CGU.

There is a material degree of uncertainty with respect to the estimates of the recoverable amounts of the CGU, given the necessity of making key economic assumptions about the future.

Financial Assets

Aurora measures loss allowance on its trade receivables using the simplified approach at an amount equal to their lifetime expected credit loss ECL. Impairment provisions are estimated using the ECL impairment model where any expected future credit losses are provided for,

The following is a continuity schedule of intangible assets and goodwill:

	March 31, 2026			March 31, 2025
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	37,877	(37,877)	—	42,528	(37,629)	4,899
Permits and licenses	44,059	(43,504)	555	54,065	(53,996)	69
Software	24,269	(17,193)	7,076	21,992	(18,198)	3,794
Indefinite life intangible assets:
Brand	7,607	(7,607)	—	7,666	—	7,666
Permits and licenses	23,810	—	23,810	28,735	—	28,735
Total intangible assets	190,963	(159,522)	31,441	208,327	(163,164)	45,163
Goodwill	26,651	—	26,651	43,871	—	43,871
Total	217,614	(159,522)	58,092	252,198	(163,164)	89,034

The following summarizes the changes in the net book value of intangible assets and goodwill for the periods presented:

	Balance, March 31, 2025	Additions	Amortization	Impairment	Foreign currency translation	Balance, March 31, 2026
	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	4,899	—	(247)	(4,652)	—	—
Permits and licenses	69	562	(72)	—	(4)	555
Software	3,794	3,772	(490)	—	—	7,076
Indefinite life intangible assets:
Brand	7,666	—	—	(7,608)	(58)	—
Permits and licenses	28,735	—	—	(5,578)	653	23,810
Total intangible assets	45,163	4,334	(809)	(17,838)	591	31,441
Goodwill	43,871	—	—	(18,713)	1,493	26,651
Total	89,034	4,334	(809)	(36,551)	2,084	58,092

	Balance, March 31, 2024	Additions	Other	Amortization	Foreign currency translation	Balance, March 31, 2025
	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	5,090	—	90	(281)	—	4,899
Permits and licenses	45	48	8	(43)	11	69
Patents	189	6	(197)	—	2	—
Software	749	3,406	(90)	(271)	—	3,794
Indefinite life intangible assets:
Brand	7,500	—	—	—	166	7,666
Permits and licenses	27,277	—	59	—	1,399	28,735
Total intangible assets	40,850	3,460	(130)	(595)	1,578	45,163
Goodwill	43,180	354	(390)	—	727	43,871
Total	84,030	3,814	(520)	(595)	2,305	89,034
As at March 31, 2026, there were $144.8 million (March 31, 2025 – $133.4 million) of intangible assets that were fully depreciated, but still in use by the Company.
CGU and Goodwill Impairments

As at March 31, 2026, the Company has one reportable operating segment, Cannabis. During the year ended March 31, 2025, the Company had two reportable operating segments: (i) Cannabis and (ii) Plant Propagation. Plant Propagation is no longer an operating segment or a CGU with the disposal of Bevo (Note 6). The Cannabis segment comprises the Canadian, Europe, Australian and New Zealand CGUs. Goodwill of $26.7 million (March 31, 2025 – $25.2 million) arising from the acquisition of MedReleaf Australia is allocated to the Cannabis segment. Goodwill of $18.7 million (March 31, 2025 – $18.7 million) relating to the acquisition of Bevo was fully impaired during the year ended March 31, 2026, now classified to discontinued operations.

Australia Cannabis CGU

The Company’s Australian Cannabis CGU represents its operations dedicated to distribution and sale of cannabis products within Australia. During the year ended March 31, 2026, the Australian marketplace experienced increasing competition, prompting an impairment test prior to the annual impairment test. As at September 30, 2025, the carrying value of the Australian Cannabis CGU exceeded the recoverable amount and an impairment to intangible assets of $13.2 million (March 31, 2025 – $nil) was recognized. The deterioration in financial performance within the Australian CGU did not impact the results of the goodwill and indefinite lived intangible asset impairment tested in the Cannabis operating segment. As at March 31, 2026, there were no remaining intangible assets with indefinite useful lives within the Australia Cannabis CGU subject to impairment testing.

Plant Propagation Segment and CGU

The Company’s Plant Propagation CGU was dedicated to the propagation of vegetables and ornamental plants within North America and the single CGU in the Company’s Plant Propagation operating segment. The plant propagation business experienced operational challenges during the first quarter of the fiscal year, which was expected to impact revenue and gross margin for the next two years given growth cycle of certain plants, in addition to a slower ramp up of the orchid business. As at September 30, 2025, the carrying value of the Plant Propagation CGU exceeded the recoverable amount and an impairment to goodwill of $18.7 million (March 31, 2025 – $nil) was recognized. The excess over carrying value of $18.5 million is attributable to the 49.9% non-controlling interest and therefore there were no additional impairments recorded to the Plant Propagation’s intangible assets and property, plant and equipment.

	Indefinite life intangible asset impairment testing	Goodwill impairment testing
	Australia Cannabis CGU	Plant Propagation
September 30, 2025
Terminal value growth rate	2.5%	2.5%
Discount rate	10.0%	10.9%
EBITDA margin	(10.3)% - 1.7%	10% - 21.7%
Fair value less cost to dispose	$1,158	$111,839
Carrying value	$14,374	$149,041
Excess over carrying value	($13,216)	($37,202)

As at January 1, 2026, the Company performed its annual impairment test on the goodwill and indefinite lived intangible assets within the European Cannabis CGU and Cannabis operating segment. The recoverable amounts were determined based on fair value less cost to dispose (“FVLCD”) using Level 3 inputs in a discounted cash flow (“DCF”) analysis.

The assumptions applied in the determination of the recoverable amounts are described below:

i.Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. Estimated cash flows are primarily driven by forecasted revenues, gross margins and earnings before interest, taxes, depreciation and amortization (“EBITDA”) margins. The forecasts are extended to a total of three years (and a terminal period thereafter).
ii.Terminal value growth rate: The terminal growth rate was based on historical and projected consumer price inflation, historical and projected economic indicators, and projected industry growth;
iii.Post-tax discount rate. The post-tax discount rate is reflective of the CGU’s Weighted Average Cost of Capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium, and after-tax cost of debt based on corporate bond yields; and
iv.Tax rate: The tax rates used in determining the future cash flow were those substantively enacted at the respective valuation date.

The key assumptions used in calculating the recoverable amount for the CGU and operating segment tested for impairment as at January 1, 2026 and January 1, 2025:

	Indefinite life intangible asset impairment testing	Goodwill impairment testing
	European Cannabis CGU	Cannabis Operating Segment
January 1, 2026
Terminal value growth rate	3.0%	2.5%
Discount rate	12.0%	15.3%
EBITDA margin	0.2% - 6.1%	14% - 23.8%
Fair value less cost to dispose	$61,867	$444,923
Carrying value	$54,275	$334,592
Excess over carrying value	$7,592	$110,331

	Indefinite life intangible asset impairment testing		Goodwill impairment testing
	Australia Cannabis CGU	European Cannabis CGU	Cannabis Operating Segment
January 1, 2025
Terminal value growth rate	3.0%	3.0%	2.5%
Discount rate	10.3%	13.3%	15.3%
EBITDA margin	0.4% - 3.7%	5.2% - 11.4%	17.1% - 24.1%
Fair value less cost to dispose	$23,325	$95,979	$403,767
Carrying value	$14,338	$40,869	$341,777
Excess over carrying value	$8,987	$55,110	$61,990

CGU impairment

European Cannabis CGU

The Company’s European Cannabis CGU represents its operations dedicated to the cultivation and sale of cannabis products within Europe. As at March 31, 2026, the recoverable amount was higher than the carrying value and therefore no impairment was required within the European Cannabis CGU. The sensitivity on revenue forecasts as a key assumption indicates a 1% decrease in revenue over the forecasted period would result in an impairment to the European Cannabis CGU indefinite lived intangible assets. A 1% decrease in revenue is a reasonably possible alternative. Similarly, an increase in the discount rate or decrease in EBITDA margin by amounts greater than illustrated in the sensitivity table below, or in combination with other significant inputs and key assumptions, such as revenue, may result in an impairment to the European Cannabis CGU indefinite lived intangible assets and are reasonably possible alternatives.

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$4,848
Total revenue	Decrease of 1%	$18,101
EBITDA margin	Decrease of 1%	$3,288

Operating Segment Impairment

Cannabis Operating Segment (Note 16)

The Cannabis Operating segment is primarily comprised of the Canadian Cannabis CGU, European Cannabis CGU, Australia Cannabis CGU and New Zealand Cannabis CGU. As at March 31, 2026, the recoverable amount was higher than the carrying value and therefore no impairment was required within the Cannabis Operating segment (March 31, 2025 – $nil). A sensitivity analysis indicated there were no likely possible alternatives that would result in an impairment to the Cannabis Operating segment’s goodwill.